Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
7.	Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities approximate fair value due to the short maturity of these instruments. The fair value of long-term debt is based on the Company’s current borrowing rate for similar types of borrowing arrangements.

ASC No. 820, Fair Value Measurements and Disclosures, applies to certain assets and liabilities that are being measured and reported on a fair value basis. Broadly, the ASC No. 820 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. ASC No. 820 also establishes a fair value hierarchy for ranking the quality and reliability of the information used to determine fair values. This hierarchy is as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis:

The Company does not have assets or liabilities that are measured at fair value on a recurring basis.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis:

Certain assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments only in certain circumstances. Goodwill is written down to fair value when determined to be impaired, and long-lived assets, including capitalized software, are written down to fair value when they are held for sale or determined to be impaired. The valuation methods for goodwill and long-lived assets involve assumptions concerning interest and discount rates, growth projections, and/or other assumptions of future business conditions. As all of the assumptions employed to measure these assets and liabilities on a nonrecurring basis are based on management’s judgment using internal and external data, these fair value determinations are classified in Level 3 of the valuation hierarchy.

There were no transfers between fair value measurement levels during the year ended December 31, 2019.